Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Barclays Bank Group [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	£ 791,273	£ 634,386
Amounts offset	(350,054)	(308,780)
Net amounts reported on the balance sheet	441,219	325,606
Financial instruments	(233,088)	(176,022)
Financial collateral	(190,064)	(136,413)
Net amount	18,067	13,171
Amounts not subject to enforceable netting arrangements	9,013	3,589
Balance sheet total	450,232	329,195
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(809,364)	(660,171)
Amounts offset	347,731	307,414
Net amounts reported on the balance sheet	(461,633)	(352,757)
Financial instruments	233,088	176,022
Financial collateral	216,459	167,273
Net amount	(12,086)	(9,462)
Amounts not subject to enforceable netting arrangements	(26,845)	(6,901)
Balance sheet total	(488,478)	(359,658)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	46,592	38,343
Derivatives [member] | Barclays Bank Group [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(333,748)	(255,005)
Amounts offset	41,982	31,180
Net amounts reported on the balance sheet	(291,766)	(223,825)
Financial instruments	233,088	176,022
Financial collateral	46,592	38,343
Net amount	(12,086)	(9,460)
Amounts not subject to enforceable netting arrangements	(8,814)	(5,115)
Balance sheet total	(300,580)	(228,940)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Balance sheet total	(187,898)	(130,718)
Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(475,616)	(405,166)
Amounts offset	305,749	276,234
Net amounts reported on the balance sheet	(169,867)	(128,932)
Financial instruments	0	0
Financial collateral	169,867	128,930
Net amount	0	(2)
Amounts not subject to enforceable netting arrangements	(18,031)	(1,786)
Balance sheet total	(187,898)	(130,718)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	(47,820)	(38,872)
Derivatives [member] | Barclays Bank Group [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	342,896	260,611
Amounts offset	(44,305)	(32,546)
Net amounts reported on the balance sheet	298,591	228,065
Financial instruments	(233,088)	(176,022)
Financial collateral	(47,820)	(38,872)
Net amount	17,683	13,171
Amounts not subject to enforceable netting arrangements	4,102	1,576
Balance sheet total	302,693	229,641
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Balance sheet total	147,539	99,554
Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	448,377	373,775
Amounts offset	(305,749)	(276,234)
Net amounts reported on the balance sheet	142,628	97,541
Financial instruments	0	0
Financial collateral	(142,244)	(97,541)
Net amount	384	0
Amounts not subject to enforceable netting arrangements	4,911	2,013
Balance sheet total	£ 147,539	£ 99,554